Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation paid to our CEO and principal executive officer ("PEO"), Kevin Sayer, and our NEOs other than our CEO (the "Other NEOs"), and company performance for the fiscal years listed below. Our Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning our pay-for-performance philosophy and how we structure our executive compensation to drive and reward performance, refer to “Executive Compensation—Compensation Discussion and Analysis”. The amounts shown below are calculated in accordance with Item 402(v) of Regulation S-K.

						Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO $ (1)	Compensation Actually Paid to PEO $ (1)(4)(5)	Average Summary Compensation Table Total for Other NEOs $ (2)	Average Compensation Actually Paid to Other NEO s $ (2)(4)(5)		Total Shareholder Return $ (6)	Peer Group Total Shareholder Return $ (6)	Net Income (in millions) $ (7)	Company Selected Measure: Revenue (8) (in millions) $
2023	15,712,244	22,999,097	5,015,577	6,071,441		226.92	99.63	541.5	3,608.6
2022	15,435,652	5,735,702	4,440,975	3,929,405		207.08	105.61	341.2	2,964.9	(9)
2021	11,985,324	36,052,076	4,962,060	6,403,115		245.47	137.80	216.9	2,422.5	(10)
2020	13,804,156	45,122,463	5,707,750	10,335,589	(3)	169.02	133.15	549.7	1,926.7	(11)
(1)Kevin Sayer was our PEO for fiscal years 2023, 2022, 2021, and 2020.
(2)Other NEOs include:
2023: Jereme Sylvain, Michael Brown, Teri Lawver, and Jake Leach;
2022: Jereme Sylvain, Michael Brown, Girish Naganathan, and Jake Leach;
2021: Jereme Sylvain, Paul Flynn, Jake Leach, Chad Patterson, and Quentin Blackford.
2020: Quentin Blackford, Rick Doubleday, Jake Leach, and Jeff Moy.
(3)Mr. Moy and Mr. Doubleday received acceleration of time-based vesting for outstanding equity awards pursuant to Mr. Moy's retention incentive agreement dated April 2020 and Mr. Doubleday's transition and consulting agreement dated December 2020. The modifications of the RSUs are reflected above as of the modification date of April 28, 2020 for Mr. Moy and December 10, 2020 for Mr. Doubleday.

Named Executive Officers, Footnote [Text Block]	Kevin Sayer was our PEO for fiscal years 2023, 2022, 2021, and 2020.
(2)Other NEOs include:
2023: Jereme Sylvain, Michael Brown, Teri Lawver, and Jake Leach;
2022: Jereme Sylvain, Michael Brown, Girish Naganathan, and Jake Leach;
2021: Jereme Sylvain, Paul Flynn, Jake Leach, Chad Patterson, and Quentin Blackford.
2020: Quentin Blackford, Rick Doubleday, Jake Leach, and Jeff Moy.

PEO Total Compensation Amount	$ 15,712,244	$ 15,435,652	$ 11,985,324	$ 13,804,156
PEO Actually Paid Compensation Amount	$ 22,999,097	5,735,702	36,052,076	45,122,463
Adjustment To PEO Compensation, Footnote [Text Block]	The 2023 Summary Compensation Table ("SCT") totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid" or CAP:

	2023
	PEO ($)	Average for Other NEOs ($)
Summary Compensation Table	15,712,244	5,015,577
Adjustments for Grant Date Fair Value
Deductions for equity awards reported in Summary Compensation Table	(12,486,939)	(3,753,911)
Adjustments for Changes in Equity Fair Value
Year-end Fair Value of Equity Awards Granted During the Year that Remained Unvested as of the End of the Covered Year	18,259,324	4,485,281
Vesting Date Fair Value for Awards Granted and Vested in the Same Fiscal Year	—	—
Change in Year-end Fair Value of Equity Awards Granted During Prior Years that Remained Unvested as of the End of the Covered Year	1,297,572	285,998
Change in Fair Value from Prior Year-end to Vesting Date for Awards Granted in Prior Years that Vested in Covered Fiscal Year	216,896	38,496
Prior Year-End Fair Value for Awards Granted in Prior Years that are forfeited during the Covered Year	—	—
Net Increases for the Inclusion of Rule 402(v) Equity Values	19,773,792	4,809,775
Compensation Actually Paid	22,999,097	6,071,441
(5)The SCT totals reported for the PEO and the average for the Other NEOs for each year were subject to the adjustments as required by Regulation S-K Item 402(v) (2)(iii) to calculate “compensation actually paid. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
(6)$100 invested on December 31, 2019 in Dexcom common stock or the S&P Health Care Equipment index, including reinvestment of any dividends. Our 2022 Proxy Statement included the total shareholder return of the Nasdaq Medical Equipment index. As a result of the discontinuation of the Nasdaq Medical Equipment index in 2022, we believe that the S&P Health Care Equipment Select Industry index is a more appropriate index for comparison of our stock performance. Accordingly, the table above reflects the cumulative total stockholder return of the S&P Health Care Equipment Select Industry index. Using the Nasdaq Medical Equity index, and assuming $100 invested on December 31, 2019, including reinvestment of any dividends, the Peer Group Shareholder Return for 2022, 2021 and 2020 was $97.35, $144.19 and $139.52, respectively.
(7)We adopted ASU 2020-06 as of January 1, 2020 on a full retrospective basis and have reflected the adoption in the table above.
(8)We have identified 2023 Adjusted Revenue as described in the Compensation Discussion and Analysis, as the most important financial performance measure used to link compensation actually paid to the PEO and Other NEOs for 2023 to the Company’s performance. We may determine a different financial performance measure to be the most important financial performance measure in future years. A reconciliation of this Non-GAAP financial measure to its nearest GAAP comparable financial measure is included in Annex A.
(9)For a description of 2022 revenue, please refer to our 2023 Proxy Statement.
(10)For a description of 2021 revenue, please refer to our 2022 Proxy Statement.
	(11)For a description of 2020 revenue, please refer to our 2021 Proxy Statement.
Non-PEO NEO Average Total Compensation Amount	$ 5,015,577	4,440,975	4,962,060	5,707,750
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,071,441	3,929,405	6,403,115	10,335,589
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Total compensation for the PEO and Other NEOs, as disclosed in the Summary Compensation Table, is comprised of salaries, annual cash incentives, and equity awards. The CAP calculation for each year includes changes in fair market value adjustments on vesting and outstanding equity awards during the year. The CAP adjustment fluctuates due to changes in the Company's stock price in each of the years presented.
The following graph shows the relationship between the CAP to our PEO, average CAP to our Other NEOs, and Dexcom's cumulative total shareholder return, or TSR, and the peer group's cumulative TSR (S&P Health Care Equipment index) for the fiscal years ended December 31, 2023, 2022, 2021 and 2020.

Compensation Actually Paid vs. Net Income [Text Block]
The following graph shows the relationship between the CAP to our PEO, the average CAP to our Other NEOs, and the Company's net income for the fiscal years ended December 31, 2023, 2022, 2021 and 2020.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following graph shows the relationship between the CAP to our PEO, the average CAP to our Other NEOs, and the Company's Revenue for the fiscal years ended December 31, 2023, 2022, 2021 and 2020.
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
Dexcom considers the following to be the most important financial performance measures it used to link compensation actually paid to its NEOs, for 2023, to Company performance:

2023 Adjusted Revenue	Non-GAAP Operating Margin	Relative Total Shareholder Return

Total Shareholder Return Amount	$ 226.92	207.08	245.47	169.02
Peer Group Total Shareholder Return Amount	99.63	105.61	137.80	133.15
Net Income (Loss)	$ 541,500,000	$ 341,200,000	$ 216,900,000	$ 549,700,000
Company Selected Measure Amount	3,608,600,000	2,964,900,000	2,422,500,000	1,926,700,000
PEO Name	Kevin Sayer
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	2023 Adjusted Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Deductions for amounts reported under the “Stock Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (12,486,939)
PEO [Member] | Year-end Fair Value of Equity Awards Granted During the Year that Remained Unvested as of the End of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,259,324
PEO [Member] | Vesting Date Fair Value for Awards Granted and Vested in the Same Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Change in Year-end Fair Value of Equity Awards Granted During Prior Years that Remained Unvested as of the End of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,297,572
PEO [Member] | Change in Fair Value from Prior Year-end to Vesting Date for Awards Granted in Prior Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	216,896
PEO [Member] | Prior Year-End Fair Value for Awards Granted in Prior Years that are forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Net Increases for the Inclusion of Rule 402(v) Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,773,792
Non-PEO NEO [Member] | Deductions for amounts reported under the “Stock Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,753,911)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted During the Year that Remained Unvested as of the End of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,485,281
Non-PEO NEO [Member] | Vesting Date Fair Value for Awards Granted and Vested in the Same Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Change in Year-end Fair Value of Equity Awards Granted During Prior Years that Remained Unvested as of the End of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	285,998
Non-PEO NEO [Member] | Change in Fair Value from Prior Year-end to Vesting Date for Awards Granted in Prior Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	38,496
Non-PEO NEO [Member] | Prior Year-End Fair Value for Awards Granted in Prior Years that are forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Net Increases for the Inclusion of Rule 402(v) Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,809,775